UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—0.6%
102,000	BHP Billiton Ltd. - ADR	$7,075,740

	Belgium—0.6%
152,800	Anheuser-Busch InBev NV	7,625,034

	Bermuda—1.1%
51,400	Arch Capital Group Ltd. (a)	3,677,156
83,300	Bunge Ltd.	4,897,207
265,500	Invesco Ltd.	5,124,150

		13,698,513

	Brazil—0.4%
203,800	Banco Santander Brasil SA - ADR	2,453,752
395,144	BM&FBOVESPA SA	2,668,532

		5,122,284

	Canada—3.8%
160,000	Barrick Gold Corp.	5,554,547
212,400	Enbridge, Inc.	9,219,064
356,400	Pan American Silver Corp.	7,552,116
82,400	Potash Corp. of Saskatchewan, Inc.	8,186,440
149,300	Suncor Energy, Inc.	4,725,345
78,100	Toronto-Dominion Bank (The)	4,601,637
282,800	TransCanada Corp.	9,037,434

		48,876,583

	Cayman Islands—0.2%
71,200	Herbalife Ltd.	2,766,120

	China—1.4%
206,911	AirMedia Group, Inc. - ADR (a)	1,605,629
3,316,800	China Coal Energy Co., Class H	5,019,074
4,397,800	China Construction Bank Corp., Class H	3,359,651
279,200	Focus Media Holding Ltd. - ADR (a)	3,746,864
4,911,100	Industrial & Commercial Bank of China	3,576,777
21,600	Noah Education Holdings Ltd. - ADR (a)	87,912

		17,395,907

	Finland—0.4%
202,200	Fortum Oyj	5,131,160

	France—4.5%
449,100	Air France-KLM (a)	7,318,086
241,500	AXA SA	4,972,689
78,280	BNP Paribas	5,592,090
162,400	Cie de Saint-Gobain	7,757,934
57,000	Compagnie Generale des Etablissements Michelin, Class B	4,413,969
43,200	PPR	5,268,093
154,700	Renault SA (a)	7,262,254
52,100	Societe Generale	3,014,363
88,709	Total SA	5,126,794
29,300	Unibail-Rodamco SE - REIT	6,348,792

		57,075,064

	Germany—2.3%
156,800	Bayerische Motoren Werke AG	6,700,956
59,200	Deutche Boerse AG	3,880,351
384,700	Deutsche Lufthansa AG	6,169,790
101,300	K+S AG	5,694,345
81,700	RWE AG	7,248,427

		29,693,869

	Hong Kong—1.2%
579,000	Cheung Kong Holdings Ltd.	6,812,812
506,700	China Mobile Ltd.	4,760,310
405,000	Wing Hang Bank Ltd.	3,403,023

		14,976,145

	India—1.5%
697,200	Bharti Airtel Ltd.	4,600,765
232,500	Punjab National Bank Ltd.	4,511,179

Shares	Common Stocks	Value

	India— (concluded)
629,800	Sterlite Industries India Ltd. - ADR	$10,045,310

		19,157,254

	Ireland—0.8%
160,900	Accenture Plc, Class A	6,595,291
66,600	Coviden Plc	3,367,296

		9,962,587

	Israel—0.7%
162,400	Teva Pharmaceutical Industries Ltd. - ADR	9,211,328

	Italy—1.1%
306,400	ENI SpA	7,121,152
1,607,500	Intesa Sanpaolo SpA (a)	6,119,176
285,500	Intesa Sanpaolo SpA	837,372

		14,077,700

	Japan—9.3%
1,061,000	Amada Co. Ltd.	7,087,233
200,700	Canon, Inc.	7,844,976
859,700	Fujitsu Ltd.	5,243,210
380,400	Honda Motor Co. Ltd.	12,891,420
1,541,000	ITOCHU Corp.	12,029,897
2,850	Japan Tobacco, Inc.	10,284,635
284,700	JTEKT Corp.	3,215,811
2,199,300	Marubeni Corp.	12,772,136
1,885,600	Mitsubishi Heavy Industries Ltd.	6,574,541
1,063,300	Mitsubishi UFJ Financial Group, Inc.	5,471,818
826,900	Mitsui & Co. Ltd.	12,162,417
1,766,900	Nippon Yusen KK	6,100,226
864,900	Nomura Holdings, Inc.	6,466,238
384,300	NTN Corp.	1,661,309
87,800	Sumitomo Mitsui Financial Group, Inc.	2,833,931
218,800	Tokio Marine Holdings, Inc.	5,883,158

		118,522,956

	Luxembourg—0.7%
219,600	ArcelorMittal, NY Registered Shares	8,494,128

	Malaysia—0.3%
1,074,400	Bumiputra-Commerce Holdings Bhd	3,975,641

	Mexico—0.3%
96,100	Fomento Economico Mexicano SAB de CV - ADR	4,051,576

	Netherlands—1.3%
1,085,800	Aegon NV (a)	6,488,257
38,800	Corio NV - REIT	2,381,567
153,400	Randstad Holding NV (a)	7,362,062

		16,231,886

	New Zealand—0.4%
3,107,100	Telecom Corp. of New Zealand Ltd.	5,186,261

	Russia—0.4%
286,600	Vimpel-Communications - ADR	5,198,924

	Singapore—1.5%
1,184,451	CapitaLand Ltd.	3,220,052
353,000	DBS Group Holdings Ltd.	3,556,561
3,024,455	Singapore Telecommunications Ltd.	6,445,364
1,327,900	Wilmar International Ltd.	6,195,093

		19,417,070

	South Africa—0.5%
160,700	Naspers Ltd.	5,664,539

	South Korea—2.0%
146,200	Hyosung Corp.	10,174,243
39,500	Korea Zinc Co. Ltd.	5,755,052
14,700	Samsung Electronics Co. Ltd.	9,877,090

		25,806,385

	Spain—1.2%
253,500	Banco Santander SA	3,620,223
94,500	Inditex SA	5,948,446

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Spain— (concluded)
231,400	Telefonica SA	$5,543,316

		15,111,985

	Sweden—1.1%
644,300	Nordea Bank AB	5,909,106
558,800	Svenska Cellulosa AB, B Shares	7,528,457

		13,437,563

	Switzerland—2.8%
56,800	ACE Ltd. (a)	2,801,558
255,199	Nestle SA	12,096,873
133,700	Novartis AG	7,154,943
55,800	Roche Holding AG	9,361,621
98,600	Swiss Reinsurance Co. Ltd.	4,262,464

		35,677,459

	Taiwan—1.5%
6,224,700	China Steel Corp.	6,308,189
263,727	Chunghwa Telecom Co. Ltd. - ADR	5,005,538
6,493,800	Mega Financial Holding Co. Ltd.	3,493,910
643,500	Siliconware Precision Industries Co. - ADR	4,343,625

		19,151,262

	Thailand—0.2%
849,700	Bangkok Bank PCL	2,863,221

	United Kingdom—5.4%
666,800	Barclays Plc	2,849,894
158,200	Barclays Plc - ADR	2,706,802
395,900	BG Group Plc	7,278,108
458,236	GlaxoSmithKline Plc	8,918,168
659,130	HSBC Holdings Plc	7,056,320
579,500	Prudential Plc	5,307,448
180,800	Royal Dutch Shell Plc - ADR	10,014,512
177,508	Standard Chartered Plc	4,088,647
236,800	Unilever Plc	7,200,818
306,100	Vodafone Group Plc - ADR	6,568,906
740,100	WPP Plc	6,829,230

		68,818,853

	United States—47.6%
125,000	Abbott Laboratories	6,617,500
179,400	Adobe Systems, Inc. (a)	5,794,620
103,100	Aetna, Inc.	3,089,907
391,500	Alcoa, Inc.	4,983,795
94,200	Alpha Natural Resources, Inc. (a)(b)	3,825,462
173,500	American Electric Power Co., Inc.	6,011,775
184,600	Amerprise Financial, Inc.	7,059,104
63,900	Apache Corp.	6,311,403
53,600	Apple, Inc. (a)	10,297,632
596,900	Applied Materials, Inc.	7,270,242
234,600	Arch Coal, Inc.	4,943,022
187,900	AT&T Inc.	4,765,144
126,700	Bank of America Corp.	1,923,306
296,300	Bank of America Corp.	4,474,130
86,400	Becton Dickinson & Co.	6,511,968
123,600	Black & Decker Corp.	7,991,976
311,700	Bristol-Myers Squibb Co.	7,593,012
505,900	CBS Corp., Class B	6,541,287
212,300	Celanese Corp., Series A	6,177,930
248,500	Charles Schwab Corp. (The)	4,545,065
183,200	Chevron Corp. (c)	13,212,384
410,900	Cisco Systems, Inc. (a)	9,232,923
1,187,400	Citigroup, Inc. (a)	3,942,168
123,500	Comerica, Inc.	4,261,985
282,600	ConAgra Foods, Inc.	6,426,324
158,100	ConocoPhillips	7,588,800
67,600	Consol Energy, Inc.	3,150,836
484,500	Corning, Inc.	8,759,760
211,000	Deere & Co.	10,539,450

Shares	Common Stocks	Value

	United States— (concluded)
143,800	Dominion Resources, Inc.	$5,386,748
365,200	eBay, Inc. (a)	8,406,904
454,600	EMC Corp. (a)	7,578,182
76,400	Energizer Holdings, Inc. (a)	4,240,200
105,900	EOG Resources, Inc.	9,575,478
247,100	Exxon Mobil Corp.	15,920,653
53,200	Federal Realty Investment Trust - REIT	3,425,016
695,500	General Electric Co.	11,183,640
97,200	General Mills, Inc.	6,931,332
14,500	Google, Inc., Class A (a)	7,676,590
231,800	Halliburton Co.	6,770,878
131,900	Helmerich & Payne, Inc.	5,517,377
195,700	Hewlett-Packard Co.	9,211,599
234,600	Home Depot, Inc.	6,571,146
235,400	Hudson City Bancorp, Inc.	3,123,758
338,900	Intel Corp. (c)	6,574,660
88,700	International Business Machines Corp.	10,855,993
81,900	Johnson & Johnson	5,148,234
88,700	Jones Lang LaSalle, Inc.	5,056,787
195,000	JPMorgan Chase & Co.	7,593,300
1,037,600	KeyCorp	7,449,968
225,400	Kla-Tencor Corp.	6,356,280
118,400	Kohl’s Corp. (a)(c)	5,963,808
325,100	Las Vegas Sands Corp. (a)(b)	5,039,050
209,000	LaSalle Hotel Properties - REIT	4,211,350
322,800	Liberty Global, Inc., Class A (a)(b)	8,192,664
256,300	Lincoln National Corp.	6,299,854
100,500	Mack-Cali Realty Corp. - REIT	3,278,310
219,500	Manpower, Inc.	11,367,905
40,400	Medco Health Solutions, Inc. (a)	2,483,792
108,300	Medtronic, Inc.	4,644,987
182,100	Merck & Co., Inc.	6,952,578
663,200	Microsoft Corp. (c)	18,688,976
544,200	Monster Worldwide, Inc. (a)	8,484,078
166,600	Morgan Stanley	4,461,548
141,000	Mosaic Co. (The)	7,544,910
526,100	News Corp., Class A	6,634,121
199,900	NII Holdings, Inc. (a)	6,544,726
100,600	Nike, Inc.	6,413,250
323,900	Oracle Corp.	7,469,134
395,400	Parametric Technology Corp. (a)	6,547,824
211,500	People’s United Financial, Inc.	3,419,955
161,900	PepsiCo, Inc.	9,652,478
645,500	Pfizer, Inc.	12,045,030
65,500	Piper Jaffray Cos. (a)	3,181,990
271,800	Principal Financial Group, Inc.	6,264,990
111,100	QUALCOMM, Inc.	4,354,009
150,100	Sempra Energy	7,617,575
133,700	Southwestern Energy Co. (a)	5,733,056
76,400	State Street Corp.	3,276,032
128,500	Stryker Corp.	6,671,720
299,600	SunTrust Banks, Inc.	7,289,268
90,200	T. Rowe Price Group, Inc.	4,475,724
292,300	Texas Instruments, Inc.	6,576,750
70,500	Thermo Fisher Scientific, Inc. (a)	3,253,575
275,600	U.S. Bancorp	6,912,048
172,100	United Parcel Service, Inc., Class B	9,942,217
214,400	UnitedHealth Group, Inc.	7,075,200
175,900	Urban Outfitters, Inc. (a)	5,553,163
436,900	Virgin Media, Inc.	6,199,611
22,100	Wabtec Corp.	847,093
220,200	Walt Disney Co. (The)	6,506,910
44,400	WellPoint, Inc. (a)	2,829,168

		605,298,060

	Total Common Stocks—97.1%	1,234,753,057

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Preferred Stock—0.6%
	Germany—0.6%
97,900	Volkswagon AG	$7,927,995

	Total Long-Term Investments (Cost—$1,254,403,882)—97.7%	1,242,681,052

Shares/Beneficial Interest	Short-Term Securities	Value

26,958,996	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	26,958,996
6,110,100	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (d)(e)(f)	6,110,100

	Total Short-Term Securities (Cost—$33,069,096)—2.6%	33,069,096

	Total Investments Before Outstanding Options Written (Cost—$1,287,472,978*)—100.3%	1,275,750,148

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.3)%
290	Abbott Laboratories, Strike Price USD 55, Expires 2/22/10	(5,800)
1,000	Adobe Systems, Inc., Strike Price USD 38, Expires 2/22/10	(5,000)
550	Aetna, Inc., Strike Price USD 32, Expires 2/22/10	(24,750)
440	AirMedia Group, Inc. - ADR, Strike Price USD 9, Expires 3/03/10	(4,229)
1,540	Alcoa, Inc., Strike Price USD 16, Expires 2/22/10	(6,930)
307	Alcoa, Inc., Strike Price USD 16, Expires 3/22/10	(3,530)
308	Alcoa, Inc., Strike Price USD 17, Expires 3/22/10	(2,156)
350	Apache Corp., Strike Price USD 115, Expires 3/22/10	(16,625)
90	Apple, Inc., Strike Price USD 220, Expires 2/22/10	(4,455)
205	Apple, Inc., Strike Price USD 220, Expires 4/19/10	(78,413)
388	Applied Materials, Inc., Strike Price USD 14, Expires 2/22/10	(2,910)
500	Applied Materials, Inc., Strike Price USD 14, Expires 4/19/10	(12,500)
290	ArcelorMittal, NY Registered Shares, Strike Price USD 47, Expires 2/22/10	(2,900)
1,290	Arch Coal, Inc., Strike Price USD 28, Expires 2/22/10	(6,450)
1,030	AT&T Inc., Strike Price USD 28, Expires 2/22/10	(3,090)
700	Bank of America Corp., Strike Price USD 16.50, Expires 2/03/10	(253)
550	BHP Billiton Ltd. - ADR, Strike Price USD 80, Expires 2/22/10	(9,625)
575	Black & Decker Corp., Strike Price USD 65, Expires 2/22/10	(120,750)
100	Black & Decker Corp., Strike Price USD 75, Expires 3/22/10	(1,500)
100	Bristol-Myers Squibb Co., Strike Price USD 26, Expires 2/22/10	(650)
630	Bristol-Myers Squibb Co., Strike Price USD 26, Expires 3/22/10	(18,585)
529	Bunge Ltd., Strike Price USD 65, Expires 2/22/10	(26,450)
1,500	CBS Corp., Class B, Strike Price USD 15, Expires 3/22/10	(33,750)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
675	Charles Schwab Corp. (The), Strike Price USD 19, Expires 2/22/10	$(11,812)
305	Chevron Corp., Strike Price USD 80, Expires 2/22/10	(1,677)
110	Cisco Systems, Inc., Strike Price USD 25, Expires 3/22/10	(2,530)
680	Comerica, Inc., Strike Price USD 35, Expires 3/22/10	(124,100)
490	ConAgra Foods, Inc., Strike Price USD 22.50, Expires 2/22/10	(26,950)
940	ConocoPhillips, Strike Price USD 52.50, Expires 2/22/10	(7,990)
650	Corning, Inc., Strike Price USD 19, Expires 2/22/10	(17,875)
2,000	Corning, Inc., Strike Price USD 20, Expires 2/22/10	(25,000)
875	Deere & Co., Strike Price USD 60, Expires 2/22/10	(8,750)
1,000	eBay, Inc., Strike Price USD 24, Expires 3/22/10	(64,500)
1,000	eBay, Inc., Strike Price USD 24, Expires 4/19/10	(90,500)
420	Energizer Holdings, Inc., Strike Price USD 65, Expires 2/22/10	(2,100)
185	Exxon Mobil Corp., Strike Price USD 70, Expires 2/22/10	(1,665)
310	Federal Realty Investment Trust - REIT, Strike Price USD 70, Expires 2/22/10	(10,075)
420	Formento Economico Mexico SAB de CV - ADR, Strike Price USD 47.50, Expires 2/19/10	(2,614)
1,180	General Electric Co., Strike Price USD 16, Expires 2/22/10	(50,740)
880	General Electric Co., Strike Price USD 17, Expires 2/22/10	(9,240)
535	General Mills, Inc., Strike Price USD 72.50, Expires 3/22/10	(69,550)
42	Google, Inc., Class A, Strike Price USD 600, Expires 2/22/10	(2,730)
37	Google, Inc., Class A, Strike Price USD 620, Expires 2/22/10	(1,202)
575	Halliburton Co., Strike Price USD 36, Expires 3/22/10	(5,462)
725	Helmerich & Payne, Inc., Strike Price USD 50, Expires 3/22/10	(23,563)
1,070	Hewlett-Packard Co., Strike Price USD 52.75, Expires 3/19/10	(48,460)
1,290	Home Depot, Inc., Strike Price USD 29, Expires 3/22/10	(73,530)
1,300	Hudson City Bancorp, Inc., Strike Price USD 15, Expires 4/19/10	(13,000)
300	Intel Corp., Strike Price USD 21, Expires 2/22/10	(2,700)
490	International Business Machines Corp., Strike Price USD 130, Expires 2/22/10	(13,720)
440	Invesco Ltd., Strike Price USD 22.50, Expires 2/22/10	(4,400)
1,000	Invesco Ltd., Strike Price USD 25, Expires 4/19/10	(12,500)
490	Jones Lang LaSalle, Inc., Strike Price USD 65, Expires 2/22/10	(13,475)
5,700	KeyCorp, Strike Price USD 7, Expires 2/22/10	(242,250)
620	KLA-Tencor Corp., Strike Price USD 32, Expires 3/22/10	(18,600)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
620	KLA-Tencor Corp., Strike Price USD 33, Expires 3/22/10	$(12,400)
250	Las Vegas Sands Corp., Strike Price USD 18, Expires 2/22/10	(5,375)
200	Las Vegas Sands Corp., Strike Price USD 19, Expires 2/22/10	(2,100)
1,320	LaSalle Hotel Properties - REIT, Strike Price USD 22.50, Expires 3/22/10	(79,200)
1,775	Liberty Global, Inc., Class A, Strike Price USD 22.50, Expires 2/22/10	(559,125)
1,410	Lincoln National Corp., Strike Price USD 28, Expires 2/22/10	(35,250)
550	Mack-Cali Realty Corp. - REIT, Strike Price USD 36, Expires 2/19/10	(5,479)
500	Merck & Co., Inc., Strike Price USD 38, Expires 2/22/10	(61,500)
500	Merck & Co., Inc., Strike Price USD 39, Expires 2/22/10	(37,250)
1,500	Microsoft Corp., Strike Price USD 31, Expires 2/22/10	(12,750)
250	Monster Worldwide, Inc., Strike Price USD 20, Expires 2/22/10	(1,250)
845	Morgan Stanley, Strike Price USD 32, Expires 2/22/10	(2,535)
775	Mosaic Co. (The), Strike Price USD 65, Expires 2/22/10	(15,888)
280	Nike, Inc., Strike Price USD 65, Expires 2/22/10	(19,600)
1,780	Oracle Corp., Strike Price USD 25, Expires 2/22/10	(16,020)
1,040	Pan American Silver Corp., Strike Price USD 23, Expires 3/22/10	(80,600)
715	Pan American Silver Corp., Strike Price USD 25, Expires 2/22/10	(7,150)
210	Pan American Silver Corp., Strike Price USD 25, Expires 3/22/10	(7,350)
120	PepsiCo, Inc., Strike Price USD 60, Expires 3/22/10	(20,100)
790	PepsiCo, Inc., Strike Price USD 62.50, Expires 2/22/10	(19,750)
1,630	Pfizer, Inc., Strike Price USD 19, Expires 3/22/10	(87,205)
300	Pfizer, Inc., Strike Price USD 20, Expires 3/22/10	(7,050)
200	Potash Corp. of Saskatchewan, Inc., Strike Price USD 125, Expires 2/22/10	(4,800)
1,500	Principal Financial Group, Inc., Strike Price USD 24, Expires 3/22/10	(183,750)
160	QUALCOMM, Inc., Strike Price USD 50, Expires 4/19/10	(1,360)
420	State Street Corp., Strike Price USD 44, Expires 2/22/10	(39,900)
700	Stryker Corp., Strike Price USD 56, Expires 3/19/10	(26,849)
400	Suncor Energy, Inc., Strike Price USD 37, Expires 3/22/10	(12,000)
420	Suncor Energy, Inc., Strike Price USD 38, Expires 2/22/10	(4,200)
910	SunTrust Banks, Inc., Strike Price USD 22, Expires 2/22/10	(241,150)
750	SunTrust Banks, Inc., Strike Price USD 24, Expires 2/22/10	(91,125)
580	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 52.50, Expires 3/22/10	(278,400)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
545	U.S. Bancorp, Strike Price USD 24, Expires 3/22/10	$(100,008)
970	U.S. Bancorp, Strike Price USD 26, Expires 2/22/10	(32,010)
530	United Parcel Service, Class B, Strike Price USD 62.50, Expires 3/22/10	(21,730)
180	UnitedHealth Group, Inc., Strike Price USD 36, Expires 3/22/10	(10,710)
970	Urban Outfitters, Inc., Strike Price USD 35, Expires 2/22/10	(12,125)
1,570	Vimpel-Communications - ADR, Strike Price USD 22.50, Expires 2/22/10	(15,700)
450	Vodafone Group Plc - ADR, Strike Price USD 22.50, Expires 4/19/10	(29,250)
380	Vodafone Group Plc - ADR, Strike Price USD 23, Expires 3/26/10	(8,667)
1,100	Walt Disney Co. (The), Strike Price USD 32, Expires 4/19/10	(61,050)
255	Walt Disney Co. (The), Strike Price USD 33, Expires 2/22/10	(1,275)
118	WellPoint, Inc., Strike Price USD 65, Expires 2/22/10	(14,455)
120	WellPoint, Inc., Strike Price USD 75, Expires 3/22/10	(2,400)

	Total Exchange-Traded Call Options Written	(3,682,402)

	Exchange-Traded Put Options Written—(0.0)%
607	iShares MSCI EAFE Index Fund, Strike Price USD 56, Expires 2/22/10	(224,590)
250	Monster Worldwide, Inc., Strike Price USD 17.50, Expires 2/22/10	(50,625)
300	SPDR Trusts Series I, Strike Price USD 113, Expires 2/22/10	(180,000)

	Total Exchange-Traded Put Options Written	(455,215)

	Over-the-Counter Call Options Written—(0.5)%
40,000	Abbott Laboratories, Strike Price USD 55.25, Expires 2/18/10, Broker UBS Securities LLC	(4,129)
88,500	Accenture Plc, Class A, Strike Price USD 42.24, Expires 2/26/10, Broker Credit Suisse First Boston	(41,595)
330,000	Aegon NV, Strike Price EUR 4.70, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(34,625)
267,200	Aegon NV, Strike Price EUR 5.09, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(1,624)
247,000	Air France-KLM, Strike Price EUR 12.58, Expires 2/24/10, Broker Citigroup Global Markets	(40,526)
35,000	AirMedia Group, Inc. - ADR, Strike Price USD 8.54, Expires 4/05/10, Broker UBS Securities LLC	(24,500)
35,000	AirMedia Group, Inc. - ADR, Strike Price USD 8.54, Expires 4/13/10, Broker UBS Securities LLC	(26,250)
585,000	Amada Co. Ltd., Strike Price JPY 634.57, Expires 3/09/10, Broker Goldman Sachs & Co.	(96,475)
95,500	American Electric Power Co., Inc., Strike Price USD 36.50, Expires 3/04/10, Broker Credit Suisse First Boston	(13,293)
102,000	Amerprise Financial, Inc., Strike Price USD 42.50, Expires 3/24/10, Broker Morgan Stanley & Co., Inc.	(34,283)

JANUARY 31, 2010	4

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
38,500	Applied Materials, Inc., Strike Price USD 13.36, Expires 2/17/10, Broker Goldman Sachs & Co.	$(3,890)
130,000	Applied Materials, Inc., Strike Price USD 13.93, Expires 2/17/10, Broker Morgan Stanley & Co., Inc.	(4,554)
71,000	Applied Materials, Inc., Strike Price USD 14.11, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(4,523)
28,000	Arch Capital Group Ltd., Strike Price USD 73.99, Expires 3/15/10, Broker Morgan Stanley & Co., Inc.	(25,010)
140,000	AXA SA, Strike Price EUR 17.19, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(8,285)
112,500	Banco Santander Brasil SA - ADR, Strike Price USD 13.76, Expires 3/26/10, Broker Credit Suisse First Boston	(7,169)
215,500	Banco Santander SA, Strike Price EUR 11.78, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(4,745)
200	Barclays Plc, Strike Price GBP 3, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(13,368)
466,000	Barclays Plc, Strike Price GBP 3.20, Expires 2/19/10, Broker Citigroup Global Markets	(1,695)
880	Barrick Gold Corp., Strike Price CAD 44, Expires 2/22/10, Broker Thomas Weisel Partners	(7,819)
17,000	Bayerische Motoren Werke AG, Strike Price EUR 30.37, Expires 3/10/10, Broker Deutsche Bank Securities	(37,577)
69,100	Bayerische Motoren Werke AG, Strike Price EUR 32.29, Expires 2/24/10, Broker Citigroup Global Markets	(32,598)
47,000	Becton Dickinson & Co., Strike Price USD 76.25, Expires 3/30/10, Broker Deutsche Bank Securities	(83,988)
33,000	BG Group Plc, Strike Price GBP 11.96, Expires 2/24/10, Broker Citigroup Global Markets	(12,876)
185,000	BG Group Plc, Strike Price GBP 12.03, Expires 2/24/10, Broker Credit Suisse First Boston	(65,267)
217,400	BM&FBOVESPA SA, Strike Price USD 13.13, Expires 2/08/10, Broker Deutsche Bank Securities	(20,190)
43,000	BNP Paribas, Strike Price EUR 55.88, Expires 2/09/10, Broker Credit Suisse First Boston	(12,986)
98,500	Bristol-Myers Squibb Co., Strike Price USD 26.01, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(6,568)
93,900	Cannon, Inc., Strike Price JPY 3,539.40, Expires 2/03/10, Broker Goldman Sachs & Co.	(42,847)
652,000	CapitaLand Ltd., Strike Price SGD 4.22, Expires 3/02/10, Broker Goldman Sachs & Co.	(9,136)
116,500	Celanese Corp., Series A, Strike Price USD 32.47, Expires 2/26/10, Broker UBS Securities LLC	(41,100)
69,200	Charles Schwab Corp. (The), Strike Price USD 19.19, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(10,136)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
346,000	Cheung Kong Holdings Ltd., Strike Price HKD 98.58, Expires 2/02/10, Broker Credit Suisse First Boston	$(401)
67,000	Chevron Corp., Strike Price USD 78.19, Expires 3/04/10, Broker Morgan Stanley & Co., Inc.	(15,848)
40,000	Chevron Corp., Strike Price USD 79.25, Expires 2/18/10, Broker Deutsche Bank Securities	(2,222)
1,824,000	China Coal Energy Co., Class H, Strike Price HKD 14.84, Expires 3/02/10, Broker Credit Suisse First Boston	(7,154)
2,419,000	China Construction Bank Corp., Class H, Strike Price HKD 6.32, Expires 3/02/10, Broker Deutsche Bank Securities	(27,447)
280,000	China Mobile Ltd., Strike Price HKD 71.97, Expires 3/02/10, Broker Credit Suisse First Boston	(98,029)
3,423,000	China Steel Corp., Strike Price USD 34.69, Expires 3/02/10, Broker Goldman Sachs & Co.	(15,164)
72,700	Chunghwa Telecom Co. Ltd. - ADR, Strike Price USD 19.71, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(9,463)
31,000	Cie Generale des Etablissements Michelin, Class B, Strike Price EUR 60.60, Expires 2/24/10, Broker Credit Suisse First Boston	(13,752)
141,000	CIMB Group Holdings Bhd, Strike Price USD 13.14, Expires 3/09/10, Broker Credit Suisse First Boston	(4,174)
450,000	CIMB Group Holdings Bhd, Strike Price USD 13.58, Expires 3/02/10, Broker Credit Suisse First Boston	(3,029)
215,000	Cisco Systems, Inc., Strike Price USD 23.75, Expires 2/05/10, Broker UBS Securities L L C	(13,723)
680,000	Citigroup, Inc., Strike Price USD 3.65, Expires 2/05/10, Broker Credit Suisse First Boston	(5,270)
89,300	Compagnie de St.-Gobain, Strike Price EUR 35.65, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(152,044)
106,000	ConAgra Foods, Inc., Strike Price USD 23.25, Expires 3/30/10, Broker Morgan Stanley & Co., Inc.	(58,301)
21,400	Corio NV, Strike Price EUR 46.76, Expires 2/09/10, Broker UBS Securities LLC	(2,571)
36,000	Coviden Plc, Strike Price USD 51.80, Expires 3/30/10, Broker Citigroup Global Markets	(38,442)
195,000	DBS Group Holdings Ltd., Strike Price SGD 15.72, Expires 3/09/10, Broker Goldman Sachs & Co.	(3,154)
28,600	Deere & Co., Strike Price USD 56.55, Expires 2/19/10, Broker UBS Securities LLC	(9,832)
32,600	Deutche Borse AG, Strike Price EUR 54.37, Expires 2/24/10, Broker Credit Suisse First Boston	(1,187)
212,000	Deutsche Lufthansa AG, Strike Price EUR 11.86, Expires 2/24/10, Broker Goldman Sachs & Co.	(66,705)

5	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
79,000	Dominion Resources, Inc., Strike Price USD 39.37, Expires 2/17/10, Broker JPMorgan Chase Securities	$(8,396)
167,000	EMC Corp., Strike Price USD 17, Expires 2/16/10, Broker UBS Securities LLC	(49,614)
39,500	EMC Corp., Strike Price USD 17.73, Expires 2/26/10, Broker Credit Suisse First Boston	(6,418)
43,500	EMC Corp., Strike Price USD 17.95, Expires 3/03/10, Broker Credit Suisse First Boston	(6,994)
650	Enbridge, Inc., Strike Price CAD 46, Expires 3/20/10, Broker T.D. Securities	(66,869)
160	Enbridge, Inc., Strike Price CAD 48, Expires 2/22/10, Broker TD Newcrest	(2,020)
170,000	ENI SpA, Strike Price EUR 18.74, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(8,416)
59,000	Exxon Mobil Corp., Strike Price USD 69, Expires 3/30/10, Broker Citigroup Global Markets	(40,812)
75,000	Exxon Mobil Corp., Strike Price USD 71.28, Expires 2/26/10, Broker UBS Securities LLC	(6,306)
153,500	Focus Media Holding Ltd. - ADR, Strike Price USD 17.19, Expires 2/16/10, Broker UBS Securities LLC	(6,048)
111,200	Fortum Oyj, Strike Price EUR 18.95, Expires 2/24/10, Broker Citigroup Global Markets	(13,911)
193,000	Fujitsu Ltd., Strike Price JPY 551.05, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(16,352)
280,000	Fujitsu Ltd., Strike Price JPY 591.27, Expires 2/02/10, Broker Goldman Sachs & Co.	(474)
117,000	General Electric Co., Strike Price USD 15.75, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(53,240)
60,000	General Electric Co., Strike Price USD 17.15, Expires 3/12/10, Broker Credit Suisse First Boston	(14,609)
327,500	GlaxoSmithKline Plc, Strike Price GBP 12.88, Expires 2/24/10, Broker Credit Suisse First Boston	(24,458)
70,000	Halliburton Co., Strike Price USD 30.93, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(39,003)
39,000	Herbalife Ltd., Strike Price USD 45.85, Expires 3/05/10, Broker Credit Suisse First Boston	(6,895)
168,000	Honda Motor Co. Ltd., Strike Price JPY 3,205.86, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(114,828)
52,600	Honda Motor Co. Ltd., Strike Price JPY 3,237.05, Expires 3/09/10, Broker Credit Suisse First Boston	(33,506)
363,000	HSBC Holdings Plc, Strike Price GBP 7.44, Expires 3/10/10, Broker UBS Securities LLC	(16,703)
50,000	Hyosung Corp., Strike Price KRW 85,481.77, Expires 2/02/10, Broker Goldman Sachs & Co.	(13,823)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
84,000	InBev NV, Strike Price EUR 35.95, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	$(84,364)
52,000	Inditex SA, Strike Price EUR 44.84, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(97,243)
2,700,000	Industrial & Commercial Bank of China, Strike Price HKD 6.33, Expires 2/02/10, Broker Credit Suisse First Boston	(28)
156,000	Intel Corp., Strike Price USD 21.05, Expires 3/26/10, Broker Goldman Sachs & Co.	(45,295)
285,500	Intesa Sanpaolo SpA, Strike Price EUR 2.48, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(163)
884,000	Intesa Sanpaolo SpA, Strike Price EUR 3.11, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(266)
722,000	ITOCHU Corp., Strike Price JPY 676.62, Expires 2/03/10, Broker Goldman Sachs & Co.	(227,955)
239,000	ITOCHU Corp., Strike Price JPY 785.78, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(10,514)
1,570	Japan Tobacco, Inc., Strike Price JPY 292,815.16, Expires 2/03/10, Broker Goldman Sachs & Co.	(574,669)
45,000	Johnson & Johnson, Strike Price USD 65.25, Expires 3/03/10, Broker Deutsche Bank Securities	(13,081)
107,000	JPMorgan Chase & Co., Strike Price USD 41, Expires 4/05/10, Broker Citigroup Global Markets	(180,830)
55,700	K+S AG, Strike Price EUR 43.07, Expires 2/24/10, Broker UBS Securities LLC	(30,187)
65,000	Kohl’s Corp., Strike Price USD 52.50, Expires 3/03/10, Broker Goldman Sachs & Co.	(62,570)
22,000	Korea Zinc Co. Ltd., Strike Price KRW 207,045, Expires 3/09/10, Broker Credit Suisse First Boston	(15,666)
135,000	Las Vegas Sands Corp., Strike Price USD 15.32, Expires 2/04/10, Broker Citigroup Global Markets	(74,816)
60,600	Manpower, Inc., Strike Price USD 52.74, Expires 2/26/10, Broker Goldman Sachs & Co.	(131,483)
925,000	Marubeni Corp., Strike Price JPY 504.70, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(217,928)
400,000	Marubeni Corp., Strike Price JPY 508.03, Expires 2/03/10, Broker UBS Securities LLC	(82,995)
32,000	Medco Health Solutions, Inc., Strike Price USD 66.52, Expires 2/26/10, Broker UBS Securities LLC	(7,881)
58,000	Medtronic, Inc., Strike Price USD 46, Expires 3/08/10, Broker Goldman Sachs & Co.	(28,201)
3,572,000	Mega Financial Holding Co. Ltd., Strike Price USD 18.87, Expires 3/09/10, Broker Goldman Sachs & Co.	(15,967)
60,000	Microsoft Corp., Strike Price USD 30.55, Expires 2/03/10, Broker UBS Securities LLC	(245)

JANUARY 31, 2010	6

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
83,000	Microsoft Corp., Strike Price USD 31.26, Expires 3/08/10, Broker Goldman Sachs & Co.	$(13,856)
72,000	Microsoft Corp., Strike Price USD 31.50, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(13,069)
1,000,000	Mitsubishi Heavy Industries Ltd., Strike Price JPY 320.79, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(25,147)
585,000	Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 479.55, Expires 3/09/10, Broker Deutsche Bank Securities	(102,854)
487,500	Mitsui & Co. Ltd., Strike Price JPY 1,449.66, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(80,258)
250,000	Monster Worldwide, Inc., Strike Price USD 18.25, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(17,575)
160,700	Naspers Ltd., Strike Price ZAR 305.91, Expires 3/10/10, Broker UBS Securities LLC	(25,762)
140,400	Nestle SA, Strike Price CHF 49.97, Expires 2/24/10, Broker Credit Suisse First Boston	(154,354)
289,500	News Corp., Class A, Strike Price USD 13.12, Expires 3/15/10, Broker Credit Suisse First Boston	(114,905)
110,000	NII Holdings, Inc., Strike Price USD 37.65, Expires 3/05/10, Broker Morgan Stanley & Co., Inc.	(40,180)
27,000	Nike, Inc., Strike Price USD 65.75, Expires 2/05/10, Broker Credit Suisse First Boston	(2,429)
1,162,000	Nippon Yusen KK, Strike Price JPY 293.76, Expires 2/03/10, Broker UBS Securities LLC	(243,942)
475,000	Nomura Holdings, Inc., Strike Price JPY 712.76, Expires 2/02/10, Broker Goldman Sachs & Co.	(6,965)
355,000	Nordea Bank AB, Strike Price SEK 74.18, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(3,258)
133,700	Novartis AG, Registered Shares, Strike Price CHF 56.21, Expires 2/09/10, Broker UBS Securities LLC	(114,282)
40,000	Parametric Technology Corp., Strike Price USD 15.73, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(33,688)
192,300	Parametric Technology Corp., Strike Price USD 16.11, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(148,402)
58,000	People’s United Financial, Inc., Strike Price USD 16.64, Expires 2/02/10, Broker UBS Securities LLC	(1,699)
58,300	People’s United Financial, Inc., Strike Price USD 17.11, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(4,166)
163,000	Pfizer, Inc., Strike Price USD 18.50, Expires 2/19/10, Broker UBS Securities LLC	(88,551)
36,000	Piper Jaffray Cos., Strike Price USD 52.17, Expires 2/08/10, Broker Credit Suisse First Boston	(4,744)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
30,000	Potash Corp. of Saskatchewan, Inc., Strike Price USD 128.87, Expires 2/08/10, Broker UBS Securities LLC	$(242)
90	PPR, Strike Price EUR 88, Expires 2/19/10, Broker UBS Securities LLC	(37,382)
4,900	PPR, Strike Price EUR 88.72, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(16,905)
9,900	PPR, Strike Price EUR 90.70, Expires 2/24/10, Broker Credit Suisse First Boston	(25,892)
319,000	Prudential Plc, Strike Price GBP 6.45, Expires 2/09/10, Broker Citigroup Global Markets	(975)
45,000	QUALCOMM, Inc., Strike Price USD 45.84, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(2,151)
84,400	Randstad Holding NV, Strike Price EUR 37.88, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(41,331)
14,800	Renault SA, Strike Price EUR 35.34, Expires 3/10/10, Broker UBS Securities LLC	(25,247)
71,000	Renault SA, Strike Price EUR 36, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(12,591)
30,700	Roche Holding AG, Strike Price CHF 183.42, Expires 2/24/10, Broker Citigroup Global Markets	(59,931)
99,500	Royal Dutch Shell Plc - ADR, Strike Price USD 58.84, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(56,832)
45,000	RWE AG, Strike Price EUR 68.42, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(1,627)
8,100	Samsung Electronics Co. Ltd., Strike Price KRW 837,063, Expires 3/09/10, Broker Credit Suisse First Boston	(73,363)
82,500	Sempra Energy, Strike Price USD 52.38, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(70,848)
350,000	Siliconware Precision Industries Co. - ADR, Strike Price USD 7.39, Expires 3/05/10, Broker Citigroup Global Markets	(38,283)
1,663,500	Singapore Telecommunications Ltd., Strike Price SGD 3, Expires 3/02/10, Broker JPMorgan Chase Securities	(73,245)
28,700	Societe Generale, Strike Price EUR 52.78, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(1,460)
74,000	Southwestern Energy Co., Strike Price USD 51.75, Expires 3/08/10, Broker UBS Securities LLC	(17,091)
97,700	Standard Chartered Plc, Strike Price GBP 15.62, Expires 2/24/10, Broker UBS Securities LLC	(23,394)
120,000	Sterlite Industries India Ltd. - ADR, Strike Price USD 16.75, Expires 4/05/10, Broker Morgan Stanley & Co., Inc.	(111,925)
226,500	Sterlite Industries India Ltd. - ADR, Strike Price USD 17.85, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(1,712)

7	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
48,000	Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,012.33, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	$(68,443)
308,000	Svenska Cellulosa AB, B Shares, Strike Price SEK 103.20, Expires 3/29/10, Broker UBS Securities LLC	(78,400)
54,300	Swiss Reinsurance Co. Ltd., Strike Price CHF 53.91, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(10,201)
50,000	T. Rowe Price Group, Inc., Strike Price USD 54.30, Expires 3/12/10, Broker Goldman Sachs & Co.	(35,515)
127,300	Telefonica SA, Strike Price EUR 18.79, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(4,463)
31,500	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 58.64, Expires 3/05/10, Broker UBS Securities LLC	(21,084)
39,000	Thermo Fisher Scientific, Inc., Strike Price USD 47.65, Expires 3/11/10, Broker Morgan Stanley & Co., Inc.	(35,295)
120,000	Tokio Marine Holdings, Inc., Strike Price JPY 2,755.25, Expires 2/02/10, Broker Morgan Stanley & Co., Inc.	—
415	Toronto-Dominion Bank (The), Strike Price CAD 66, Expires 2/22/10, Broker TD Newcrest	(6,792)
3,700	Total SA, Strike Price EUR 45.25, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(459)
45,100	Total SA, Strike Price EUR 46.33, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(402)
16,100	Unibail-Rodamco SE, Strike Price EUR 156.18, Expires 3/10/10, Broker BNP Paribas	(113,963)
130,000	Unilever Plc, Strike Price GBP 19.71, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(30,881)
42,000	United Parcel Service, Inc., Class B, Strike Price USD 59.33, Expires 2/08/10, Broker Credit Suisse First Boston	(14,058)
100,000	UnitedHealth Group, Inc., Strike Price USD 33.27, Expires 2/08/10, Broker Citigroup Global Markets	(56,180)
103,000	Virgin Media, Inc., Strike Price USD 17.26, Expires 3/01/10, Broker JPMorgan Chase Securities	(11,191)
110,000	Virgin Media, Inc., Strike Price USD 17.51, Expires 3/05/10, Broker Morgan Stanley & Co., Inc.	(12,384)
29,000	Virgin Media, Inc., Strike Price USD 17.75, Expires 2/08/10, Broker Goldman Sachs & Co.	(44)
35,000	Vodafone Group Plc - ADR, Strike Price USD 23.51, Expires 2/12/10, Broker UBS Securities LLC	(591)
50,000	Vodafone Group Plc - ADR, Strike Price USD 24.05, Expires 3/05/10, Broker Credit Suisse First Boston	(3,210)
9,000	Volkswagon AG, Strike Price EUR 58.24, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(40,238)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
13,000	Volkswagon AG, Strike Price EUR 64, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	$(13,172)
32,000	Volkswagon AG, Strike Price EUR 66.86, Expires 2/09/10, Broker Citigroup Global Markets	(1,395)
730,500	Wilmar International Ltd., Strike Price SGD 7.13, Expires 3/02/10, Broker JPMorgan Chase Securities	(7,910)
223,000	Wing Hang Bank Ltd., Strike Price HKD 72.29, Expires 3/02/10, Broker JPMorgan Chase Securities	(6,455)
407,000	WPP Plc, Strike Price GBP 6.01, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(51,013)

	Total Over-the-Counter Call Options Written	(6,329,833)

	Total Options Written (Premiums Received $24,577,320)—(0.8)%	(10,467,450)

	Total Investments Net of Outstanding Options Written—99.5%	1,265,282,698
	Other Assets Less Liabilities—0.5%	6,283,182

	Net Assets—100.0%	$1,271,565,880

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,286,490,804

Gross unrealized appreciation	$41,639,121
Gross unrealized depreciation	(52,379,777)

Net unrealized depreciation	$(10,740,656)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$21,819,363	$2,434
BlackRock Liquidity Series, LLC Money Market Series	$(1,492,700)	$639

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

JANUARY 31, 2010	8

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,312,489	JPY	385,405,000	Citigroup Global Markets	2/01/10	$42,783
EUR	2,075,000	USD	2,898,976	Citigroup Global Markets	2/02/10	(21,987)
EUR	206,000	USD	287,226	Citigroup Global Markets	2/02/10	(1,607)
EUR	227,000	USD	317,164	Citigroup Global Markets	2/02/10	(2,428)
EUR	211,000	USD	294,998	Citigroup Global Markets	2/02/10	(2,447)
USD	12,339,155	JPY	1,112,249,000	Citigroup Global Markets	2/02/10	17,115
USD	2,172,222	JPY	196,282,000	Citigroup Global Markets	2/03/10	(2,306)

Total						$29,123

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	$7,075,740	—	—	$7,075,740
Belgium	—	$7,625,034	—	7,625,034
Bermuda	13,698,513	—	—	13,698,513
Brazil	5,122,284	—	—	5,122,284
Canada	48,876,583	—	—	48,876,583
Cayman Islands	2,766,120	—	—	2,766,120
China	5,440,405	11,955,502	—	17,395,907
Finland	—	5,131,160	—	5,131,160
France	—	57,075,064	—	57,075,064
Germany	—	29,693,869	—	29,693,869
Hong Kong	—	14,976,145	—	14,976,145
India	10,045,310	9,111,944	—	19,157,254
Ireland	9,962,587	—	—	9,962,587
Israel	9,211,328	—	—	9,211,328
Italy	—	14,077,700	—	14,077,700
Japan	—	118,522,956	—	118,522,956
Luxembourg	8,494,128	—	—	8,494,128
Malaysia	—	3,975,641	—	3,975,641
Mexico	4,051,576	—	—	4,051,576
Netherlands	—	16,231,886	—	16,231,886
New Zealand	—	5,186,261	—	5,186,261
Russia	5,198,924	—	—	5,198,924
Singapore	—	19,417,070	—	19,417,070
South Africa	—	5,664,539	—	5,664,539
South Korea	—	25,806,385	—	25,806,385
Spain	—	15,111,985	—	15,111,985
Sweden	—	13,437,563	—	13,437,563
Switzerland	2,801,558	32,875,901	—	35,677,459
Taiwan	9,349,163	9,802,099	—	19,151,262
Thailand	—	2,863,221	—	2,863,221
United Kingdom	19,290,220	49,528,633	—	68,818,853
United States	600,823,930	4,474,130	—	605,298,060
Preferred Stock:
Germany	—	7,927,995	—	7,927,995
Short-Term Securities	26,958,996	6,110,100	—	33,069,096

Total	$789,167,365	$486,582,783	—	$1,275,750,148

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$59,898	—	$59,898
Liabilities:	$(4,124,566)	(6,373,659)	—	(10,498,225)

Total	$(4,124,566)	$(6,313,761)	—	$(10,438,327)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

9	JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: March 19, 2010